Tax	12 Months Ended
Dec. 31, 2014
Tax
27 Tax
Details of current and deferred taxes
in	2014	2013	2012
Current and deferred taxes (CHF million)
Switzerland	99	12	140
Foreign	622	569	580
Current income tax expense	721	581	720
Switzerland	(321)	22	(123)
Foreign	1,005	673	(132)
Deferred income tax expense/(benefit)	684	695	(255)
Income tax expense	1,405	1,276	465
Income tax expense on discontinued operations	40	75	31
Income tax expense/(benefit) reported in shareholders' equity related to:
Gains/(losses) on cash flow hedges	4	1	0
Cumulative translation adjustment	(117)	44	(12)
Unrealized gains/(losses) on securities	5	(12)	6
Actuarial gains/(losses)	(375)	388	1
Net prior service credit/(cost)	(11)	(25)	63
Share-based compensation and treasury shares	71	0	(50)
Reconciliation of taxes computed at the Swiss statutory rate
in	2014	2013	2012
Income from continuing operations before taxes (CHF million)
Switzerland	401	642	1,680
Foreign	3,226	3,454	510
Income from continuing operations before taxes	3,627	4,096	2,190
Reconciliation of taxes computed at the Swiss statutory rate (CHF million)
Income tax expense computed at the statutory tax rate of 22%	798	901	482
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	314	189	242
Non-deductible amortization of other intangible assets and goodwill impairment	6	25	2
Other non-deductible expenses	666	492	393
Additional taxable income	4	2	11
Lower taxed income	(272)	(381)	(422)
Income taxable to noncontrolling interests	(163)	(252)	(117)
Changes in tax law and rates	151	184	182
Changes in deferred tax valuation allowance	1,064	385	13
Change in recognition of outside basis difference	(450)	0	0
Tax deductible impairments of Swiss subsidiary investments	(555)	(268)	(161)
Other	(158)	(1)	(160)
Income tax expense	1,405	1,276	465
2014
Foreign tax rate differential of CHF 314 million reflected a foreign tax expense in respect of profits earned in higher tax jurisdictions, mainly Brazil and the US, partially offset by foreign tax rate differential related to profits earned in lower tax jurisdictions, mainly Guernsey and the Bahamas. The total foreign tax expense of CHF 1,627 million was not only impacted by the foreign tax expense based on statutory tax rates but also by tax impacts related to additional reconciling items as explained below.
Other non-deductible expenses of CHF 666 million included the impact of CHF 390 million relating to the non-deductible portion of the litigation provisions and settlement charges, non-deductible interest expenses of CHF 179 million, non-deductible bank levy costs and other non-deductible compensation expenses and management costs of CHF 59 million, and other various smaller non-deductible expenses of CHF 38 million.
Lower taxed income of CHF 272 million included a tax benefit of CHF 84 million related to non-taxable dividend income, CHF 56 million related to non-taxable life insurance income, CHF 35 million in respect of income taxed at rates lower than the statutory tax rate, CHF 34 million related to exempt offshore income and various smaller items.
Changes in tax law and rates of CHF 151 million reflected a tax expense related to the change in New York state tax law.
Changes in deferred tax valuation allowances of CHF 1,064 million included the net impact of the increase of valuation allowances of CHF 427 million, mainly in respect of six of the Group’s operating entities, three in the UK and one in each of Germany, Italy and Switzerland, relating to current year earnings. Additionally, 2014 included an increase in valuation allowance for previously recognized deferred tax assets in respect of two of the Group’s operating entities in the UK of CHF 662 million. Also included was a tax benefit of CHF 25 million resulting from the release of valuation allowances on deferred tax assets from one of the Group’s operating entities in Spain.
Change in recognition of outside basis difference of CHF 450 million reflected a tax benefit related to the enactment of a Swiss GAAP change impacting the expected reversal of the outside basis differences relating to Swiss subsidiary investments.
Other of CHF 158 million included a tax benefit of CHF 189 million following audit closures and tax settlements, together with a benefit of CHF 7 million relating to the decrease of tax contingency accruals, partially offset by CHF 30 million return to accrual adjustments and a tax expense of CHF 27 million relating to non-recoverable foreign and withholding taxes. The remaining balance included various smaller items.
2013
Foreign tax rate differential of CHF 189 million reflected a foreign tax expense in respect of profits earned in higher tax jurisdictions, mainly Brazil and the US, partially offset by foreign tax rate differential related to profits earned in lower tax jurisdictions, mainly Guernsey and the Bahamas. The total foreign tax expense of CHF 1,242 million was not only impacted by the foreign tax expense based on statutory tax rates but also by tax impacts related to additional reconciling items explained below.
Other non-deductible expenses of CHF 492 million included non-deductible interest expenses of CHF 247 million, non-taxable offshore expenses of CHF 9 million, non-deductible bank levy costs and other non-deductible compensation expenses and management costs of CHF 93 million, non-deductible provision accruals of CHF 103 million and other various smaller non-deductible expenses.
Lower taxed income of CHF 381 million included a net tax benefit of CHF 49 million resulting from the reversal of a deferred tax liability previously recorded to cover for a taxable timing difference related to a re-investment relief. In addition, 2013 included a Swiss income tax benefit of CHF 41 million as a result of foreign branch earnings beneficially impacting the earnings mix, a tax benefit of CHF 61 million related to non-taxable life insurance income, CHF 56 million related to exempt offshore income, CHF 45 million in respect of non-taxable dividend income, CHF 18 million related to non-taxable foreign exchange gains, CHF 67 million related to tax credits and CHF 19 million related to permanent tax benefits from tax deductible goodwill amortization. The remaining balance included various smaller items.
Changes in tax law and rates of CHF 184 million reflected a tax expense caused by the reduction of deferred tax assets mainly due to the impact of the change in UK corporation tax.
Changes in deferred tax valuation allowances of CHF 385 million included the impact of the increase of valuation allowances of CHF 249 million, mainly in respect of four of the Group’s operating entities, three in Europe and one in Asia, relating to current year earnings. Additionally, 2013 included an increase in valuation allowance for previously recognized deferred tax assets in respect of one of the Group’s operating entities in the UK of CHF 278 million. Also included was a tax benefit of CHF 143 million resulting from the release of valuation allowances on deferred tax assets, mainly for two of the Group’s operating entities, one in Japan and one in the UK.
Other of CHF 1 million included a tax benefit of CHF 57 million relating to the current year’s earnings mix and the re-assessment of deferred tax assets in Switzerland reflecting changes in forecasted future profitability related to deferred tax assets and a CHF 36 million income tax benefit following a change in the tax status of one of the Group’s US entities, offset by a tax expense of CHF 44 million relating to the increase of tax contingency accruals and a tax expense of CHF 56 million relating to non-recoverable foreign and withholding taxes. The remaining balance included various smaller items.
2012
Foreign tax rate differential of CHF 242 million reflected a foreign tax expense in respect of profits earned in higher tax jurisdictions, mainly Brazil and the US, partially offset by foreign tax rate differential related to profits earned in lower tax jurisdictions, mainly Guernsey and the Bahamas. The total foreign tax expense of CHF 448 million was not only impacted by the foreign tax expense based on statutory tax rates but also by tax impacts related to additional reconciling items explained below.
Other non-deductible expenses of CHF 393 million included non-deductible interest expenses of CHF 259 million, non-taxable offshore expenses of CHF 8 million, non-deductible bank levy costs and other non-deductible compensation expenses of CHF 57 million and other various smaller non-deductible expenses.
Lower taxed income of CHF 422 million included a Swiss income tax benefit of CHF 114 million as a result of foreign branch earnings beneficially impacting the earnings mix. In addition, 2012 included a tax benefit of CHF 48 million related to non-taxable life insurance income, CHF 29 million related to exempt offshore income, CHF 40 million in respect of non-taxable dividend income, CHF 11 million related to non-taxable foreign exchange gains and CHF 100 million related to tax credits. The remaining balance included various smaller items, amongst others related to permanent tax benefits from tax deductible goodwill amortization and tax holidays.
Changes in tax law and rates of CHF 182 million reflected a tax expense caused by the reduction of deferred tax assets mainly due to the impact of the change in UK corporation tax.
Changes in deferred tax valuation allowances of CHF 13 million included an increase to the valuation allowance of CHF 834 million in respect of five of the Group’s operating entities, three in Europe and two in Asia, mainly relating to deferred tax assets on current year tax losses and pre-existing loss carry-forwards. Additionally, 2012 included a tax benefit of CHF 820 million resulting from the release of valuation allowances on deferred tax assets for one of the Group’s operating entities in the US.
Other of CHF 160 million included a tax benefit of CHF 48 million relating to the re-assessment of deferred tax assets in Switzerland reflecting changes in forecasted future profitability related to such pre-existing deferred tax assets. Also included was a benefit of CHF 70 million relating to return to accrual adjustments following the close of a tax audit cycle and the impact of the closure of an advanced pricing agreement and CHF 40 million relating to the release of tax contingency accruals following the favorable resolution of tax matters.
As of December 31, 2014, the Group had accumulated undistributed earnings from foreign subsidiaries of CHF 5.8 billion. No deferred tax liability was recorded in respect of those amounts as these earnings are considered indefinitely reinvested. It is not practicable to estimate the amount of unrecognized deferred tax liabilities for these undistributed foreign earnings.
Details of the tax effect of temporary differences
end of	2014	2013
Tax effect of temporary differences (CHF million)
Compensation and benefits	2,373	2,113
Loans	231	363
Investment securities	882	1,651
Provisions	1,658	1,874
Derivatives	121	143
Real estate	277	240
Net operating loss carry-forwards	6,232	4,433
Other	99	189
Gross deferred tax assets before valuation allowance	11,873	11,006
Less valuation allowance	(4,107)	(2,705)
Gross deferred tax assets net of valuation allowance	7,766	8,301
Compensation and benefits	(164)	(422)
Loans	(40)	(109)
Investment securities	(619)	(1,099)
Provisions	(448)	(397)
Business combinations	(1)	0
Derivatives	(168)	(193)
Leasing	(23)	(53)
Real estate	(62)	(76)
Other	(211)	(161)
Gross deferred tax liabilities	(1,736)	(2,510)
Net deferred tax assets	6,030	5,791
The increase in net deferred tax assets from 2013 to 2014 of CHF 239 million was primarily due to the impact of total CHF 799 million from the recognition and re-measurement of deferred tax balances in Switzerland and the release of valuation allowances in Spain, the tax impacts directly recorded in equity, mainly related to the net impact of share-based compensation, pension plan re-measurement and other tax recorded directly in equity of CHF 460 million, and foreign exchange translation gains of CHF 447 million, which are included within the currency translation adjustments recorded in AOCI. These increases were partially offset by taxable income in 2014, reducing deferred tax assets by CHF 654 million and the recognition of a valuation allowance against pre-existing deferred tax assets, mainly in the UK, of CHF 662 million. In addition, the movement also included a decrease of deferred tax assets of CHF 151 million as a result of changes to the corporation tax law in New York.
The most significant net deferred tax assets arise in the US, Switzerland and UK and these decreased from CHF 5,732 million, net of a valuation allowance of CHF 1,713 million as of the end of 2013, to CHF 5,592 million, net of a valuation allowance of CHF 3,184 million as of the end of 2014.
Due to uncertainty concerning its ability to generate the necessary amount and mix of taxable income in future periods, the Group recorded a valuation allowance against deferred tax assets in the amount of CHF 4.1 billion as of December 31, 2014 compared to CHF 2.7 billion as of December 31, 2013.
Amounts and expiration dates of net operating loss carry-forwards
end of 2014	Total
Net operating loss carry-forwards (CHF million)
Due to expire within 1 year	48
Due to expire within 2 to 5 years	12,881
Due to expire within 6 to 10 years	2,431
Due to expire within 11 to 20 years	3,756
Amount due to expire	19,116
Amount not due to expire	15,475
Total net operating loss carry-forwards	34,591
Movements in the valuation allowance
in	2014	2013	2012
Movements in the valuation allowance (CHF million)
Balance at beginning of period	2,705	2,554	2,690
Net changes	1,402	151	(136)
Balance at end of period	4,107	2,705	2,554
As part of its normal practice, the Group has conducted a detailed evaluation of its expected future results. This evaluation is dependent on management estimates and assumptions in developing the expected future results, which are based on a strategic business planning process influenced by current economic conditions and assumptions of future economic conditions that are subject to change. This evaluation took into account both positive and negative evidence related to expected future taxable income and also considered stress scenarios. This evaluation has indicated the expected future results that are likely to be earned in jurisdictions where the Group has significant gross deferred tax assets, primarily in the US, the UK and Switzerland. The Group then compared those expected future results with the applicable law governing utilization of deferred tax assets. US tax law allows for a 20-year carry-forward period for net operating losses, UK tax law allows for an unlimited carry-forward period for net operating losses and Swiss tax law allows for a seven-year carry-forward period for net operating losses.
The Group does not expect the SNB decision in January 2015 to discontinue the minimum exchange rate of CHF 1.20 per euro and to increase negative interest rates will lead to a material impact on the evaluation of the carrying value of the Group’s deferred tax asset position.
Tax benefits associated with share-based compensation
in	2014	2013	2012
Tax benefits associated with share-based compensation (CHF million)
Tax benefits recorded in the consolidated statements of operations [1]	505	483	597
Windfall tax benefits/(shortfall tax charges) recorded in additional paid-in capital	(70)	(24)	41
Tax benefits in respect of tax on dividend equivalent payments	1	22	12
1 Calculated at the statutory tax rate before valuation allowance considerations.
> Refer to “Note 28 – Employee deferred compensation” for further information on share-based compensation.
If, upon settlement of share-based compensation, the tax deduction exceeds the cumulative compensation cost that the Group had recognized in the consolidated financial statements, the utilized tax benefit associated with any excess deduction is considered a “windfall” and recognized in shareholders’ equity as additional paid-in capital and reflected as a financing cash inflow in the consolidated statements of cash flows. If, upon settlement the tax deduction is lower than the cumulative compensation cost that the Group had recognized in the consolidated financial statements, the tax charge associated with the lower deduction is considered a “shortfall”. Tax charges arising on shortfalls are recognized in shareholders’ equity to the extent that any shortfalls are lower than the cumulative windfalls, otherwise the tax charge is recognized in the consolidated statements of operations. However, windfall deductions and dividend equivalents aggregating CHF 1.1 billion and CHF 0.9 billion for 2014 and 2013, respectively, did not result in a reduction of income taxes payable because certain entities were in a net operating loss position. When the income tax benefit of these deductions is realized, an estimated CHF 229 million tax benefit will be recorded in additional paid-in capital.
Uncertain tax positions
US GAAP requires a two-step process in evaluating uncertain income tax positions. In the first step, an enterprise determines whether it is more likely than not that an income tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Income tax positions meeting the more-likely-than-not recognition threshold are then measured to determine the amount of benefit eligible for recognition in the consolidated financial statements. Each income tax position is measured at the largest amount of tax benefit that is more likely than not to be realized upon ultimate settlement.
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
	2014	2013	2012
Movements in gross unrecognized tax benefits (CHF million)
Balance at beginning of period	423	420	373
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	2	4	33
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(47)	(8)	(58)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	39	46	39
Decreases in unrecognized tax benefits relating to settlements with tax authorities	(10)	0	(4)
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(24)	(5)	(43)
Other (including foreign currency translation)	6	(34)	80
Balance at end of period	389	423	420
of which, if recognized, would affect the effective tax rate	389	417	414
Interest and penalties
in	2014	2013	2012
Interest and penalties (CHF million)
Interest and penalties recognized in the consolidated statements of operations	16	7	(13)
Interest and penalties recognized in the consolidated balance sheets	86	69	69
Interest and penalties are reported as tax expense. The Group is currently subject to ongoing tax audits, inquiries and litigation with the tax authorities in a number of jurisdictions, including Brazil, the Netherlands, the US, the UK and Switzerland. Although the timing of completion is uncertain, it is reasonably possible that some of these will be resolved within 12 months of the reporting date.
It is reasonably possible that there will be a decrease of between zero and CHF 55 million in unrecognized tax benefits within 12 months of the reporting date.
The Group remains open to examination from federal, state, provincial or similar local jurisdictions from the following years onward in these major countries: Switzerland – 2010; Brazil – 2009; Japan – 2009; the UK – 2006; the US – 2006; and the Netherlands – 2005.

Bank
Tax
26 Tax
Details of current and deferred taxes
in	2014	2013	2012
Current and deferred taxes (CHF million)
Switzerland	56	(52)	85
Foreign	624	564	581
Current income tax expense	680	512	666
Switzerland	(384)	(15)	(121)
Foreign	1,003	673	(180)
Deferred income tax expense/(benefit)	619	658	(301)
Income tax expense	1,299	1,170	365
Income tax expense/(benefit) on discontinued operations	40	75	31
Income tax expense/(benefit) reported in shareholder's equity related to:
Gains/(losses) on cash flow hedges	4	1	0
Cumulative translation adjustment	(117)	44	(12)
Unrealized gains/(losses) on securities	7	(8)	(1)
Actuarial gains/(losses)	(27)	99	30
Net prior service cost	9	0	(2)
Share-based compensation and treasury shares	68	1	(53)
Reconciliation of taxes computed at the Swiss statutory rate
in	2014	2013	2012
Income/(loss) from continuing operations before taxes (CHF million)
Switzerland	(179)	300	1,170
Foreign	3,140	3,354	609
Income from continuing operations before taxes	2,961	3,654	1,779
Reconciliation of taxes computed at the Swiss statutory rate (CHF million)
Income tax expense computed at the statutory tax rate of 22%	651	804	391
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	347	248	67
Non-deductible amortization of other intangible assets and goodwill impairment	6	25	0
Other non-deductible expenses	666	493	382
Additional taxable income	2	(5)	6
Lower taxed income	(265)	(374)	(413)
Income taxable to noncontrolling interests	(173)	(297)	57
Changes in tax law and rates	151	184	182
Changes in deferred tax valuation allowance	1,071	381	10
Change in recognition of outside basis difference	(450)	0	0
Tax deductible impairments of Swiss subsidiary investments	(555)	(268)	(161)
Other	(152)	(21)	(156)
Income tax expense	1,299	1,170	365
2014
Foreign tax rate differential of CHF 347 million reflected a foreign tax expense in respect of profits earned in higher tax jurisdictions, mainly Brazil and the US, partially offset by foreign tax rate differential related to profits earned in lower tax jurisdictions, mainly Guernsey and the Bahamas. The total foreign tax expense of CHF 1,627 million was not only impacted by the foreign tax expense based on statutory tax rates but also by tax impacts related to additional reconciling items as explained below.
Other non-deductible expenses of CHF 666 million included the impact of CHF 390 million relating to the non-deductible portion of the litigation provisions and settlement charges, non-deductible interest expenses of CHF 179 million, non-deductible bank levy costs and other non-deductible compensation expenses and management costs of CHF 59 million, and other various smaller non-deductible expenses of CHF 38 million.
Lower taxed income of CHF 265 million included a net tax benefit of CHF 84 million related to non-taxable dividend income, CHF 56 million related to non-taxable life insurance income, CHF 35 million in respect of income taxed at rates lower than the statutory tax rate, CHF 34 million related to exempt offshore income and various smaller items.
Changes in tax law and rates of CHF 151 million reflected a tax expense related to the change in New York state tax law.
Changes in deferred tax valuation allowances of CHF 1,071 million included the net impact of the increase of valuation allowances of CHF 434 million, mainly in respect of six of the Bank’s operating entities, three in the UK and one in each of Germany, Italy and Switzerland, relating to current year’s earnings. Additionally, 2014 included an increase in valuation allowance for previously recognized deferred tax assets in respect of two of the Bank’s operating entities in the UK of CHF 662 million. Also included was a tax benefit of CHF 25 million resulting from the release of valuation allowances on deferred tax assets from one of the Bank’s operating entities in Spain.
Change in recognition of outside basis difference of CHF 450 million reflected a tax benefit related to the enactment of a Swiss GAAP change impacting the expected reversal of the outside basis differences relating to Swiss subsidiary investments.
Other of CHF 152 million included a tax benefit of CHF 189 million following audit closures and tax settlements, together with a benefit of CHF 4 million relating to the decrease of tax contingency accruals, partially offset by CHF 33 million return to accrual adjustments and a tax expense of CHF 26 million relating to non-recoverable foreign and withholding taxes. The remaining balance included various smaller items.
2013
Foreign tax rate differential of CHF 248 million reflected a foreign tax expense in respect of profits earned in higher tax jurisdictions, mainly Brazil and the US, partially offset by foreign tax rate differential related to profits earned in lower tax jurisdictions, mainly Guernsey and the Bahamas. The total foreign tax expense of CHF 1,237 million was not only impacted by the foreign tax expense based on statutory tax rates but also by tax impacts related to additional reconciling items explained below.
Other non-deductible expenses of CHF 493 million included non-deductible interest expenses of CHF 247 million, non-taxable offshore expenses of CHF 9 million, non-deductible bank levy costs and other non-deductible compensation expenses and management costs of CHF 93 million, non-deductible provision accruals of CHF 103 million and other various smaller non-deductible expenses.
Lower taxed income of CHF 374 million included a net tax benefit of CHF 49 million resulting from the reversal of a deferred tax liability previously recorded to cover for a taxable timing difference related to a re-investment relief. In addition, 2013 included a Swiss income tax benefit of CHF 41 million as a result of foreign branch earnings beneficially impacting the earnings mix, a tax benefit of CHF 61 million related to non-taxable life insurance income, CHF 56 million related to exempt offshore income, CHF 45 million in respect of non-taxable dividend income, CHF 18 million related to non-taxable foreign exchange gains, CHF 67 million related to tax credits and CHF 19 million related to permanent tax benefits from tax deductible goodwill amortization. The remaining balance included various smaller items.
Changes in tax law and rates of CHF 184 million reflected a tax expense caused by the reduction of deferred tax assets mainly due to the impact of the change in UK corporation tax.
Changes in deferred tax valuation allowances of CHF 381 million included the impact of the increase of valuation allowances of CHF 246 million mainly in respect of four of the Bank’s operating entities, three in Europe and one in Asia, relating to current year earnings. Additionally, 2013 included an increase in valuation allowance for previously recognized deferred tax assets in respect of one of the Bank’s operating entities in the UK of CHF 278 million. Also included was a tax benefit of CHF 143 million resulting from the release of valuation allowances on deferred tax assets mainly for two of the Bank’s operating entities, one in Japan and one in the UK.
Other of CHF 21 million included a tax benefit of CHF 57 million relating to the current year’s earnings mix and the re-assessment of deferred tax assets in Switzerland reflecting changes in forecasted future profitability related to deferred tax assets and a CHF 36 million income tax benefit following a change in the tax status of one of the Bank’s US entities, partially offset by a tax expense of CHF 41 million relating to the increase of tax contingency accruals and a tax expense of CHF 41 million relating to non-recoverable foreign taxes. The remaining balance included various smaller items.
2012
Foreign tax rate differential of CHF 67 million reflected a foreign tax expense in respect of profits earned in higher tax jurisdictions, mainly Brazil and the US, partially offset by foreign tax rate differential related to profits earned in lower tax jurisdictions, mainly Guernsey and the Bahamas. The total foreign tax expense of CHF 401 million was not only impacted by the foreign tax expense based on statutory tax rates but also by tax impacts related to additional reconciling items explained below.
Other non-deductible expenses of CHF 382 million included non-deductible interest expenses of CHF 259 million, non-taxable offshore expenses of CHF 8 million, non-deductible bank levy costs and other non-deductible compensation expenses of CHF 57 million and other various smaller non-deductible expenses.
Lower taxed income of CHF 413 million included a Swiss income tax benefit of CHF 114 million as a result of foreign branch earnings beneficially impacting the earnings mix. In addition, 2012 included a tax benefit of CHF 48 million related to non-taxable life insurance income, CHF 29 million related to exempt offshore income, CHF 40 million in respect of non-taxable dividend income, CHF 11 million related to non-taxable foreign exchange gains and CHF 100 million related to tax credits. The remaining balance included various smaller items, amongst others related to permanent tax benefits from tax deductible goodwill amortization and tax holidays.
Changes in tax law and rates of CHF 182 million reflected a tax expense caused by the reduction of deferred tax assets mainly due to the impact of the change in UK corporation tax.
Changes in deferred tax valuation allowances of CHF 10 million included an increase to the valuation allowance of CHF 834 million in respect of five of the Bank’s operating entities, three in Europe and two in Asia, mainly relating to deferred tax assets on current year tax losses and pre-existing loss carry-forwards. Additionally, 2012 included a tax benefit of CHF 820 million resulting from the release of valuation allowances on deferred tax assets for one of the Bank’s operating entities in the US.
Other of CHF 156 million included a tax benefit of CHF 48 million relating to the re-assessment of deferred tax assets in Switzerland reflecting changes in forecasted future profitability related to such pre-existing deferred tax assets. Also included was a benefit of CHF 70 million relating to return to accrual adjustments following the close of a tax audit cycle and the impact of the closure of an advanced pricing agreement and CHF 43 million relating to the release of tax contingency accruals following the favorable resolution of tax matters.
As of December 31, 2014, the Bank had accumulated undistributed earnings from foreign subsidiaries of CHF 5.4 billion. No deferred tax liability was recorded in respect of those amounts as these earnings are considered indefinitely reinvested. It is not practicable to estimate the amount of unrecognized deferred tax liabilities for these undistributed foreign earnings.
Details of the tax effect of temporary differences
end of	2014	2013
Tax effect of temporary differences (CHF million)
Compensation and benefits	2,361	2,106
Loans	231	363
Investment securities	882	1,651
Provisions	1,658	1,874
Derivatives	119	136
Real estate	277	240
Net operating loss carry-forwards	6,232	4,432
Other	95	186
Gross deferred tax assets before valuation allowance	11,855	10,988
Less valuation allowance	(4,107)	(2,704)
Gross deferred tax assets net of valuation allowance	7,748	8,284
Compensation and benefits	(164)	(120)
Loans	(40)	(109)
Investment securities	(611)	(1,089)
Provisions	(447)	(396)
Business combinations	(1)	0
Derivatives	(168)	(193)
Leasing	(23)	(53)
Real estate	(62)	(75)
Other	(201)	(153)
Gross deferred tax liabilities	(1,717)	(2,188)
Net deferred tax assets	6,031	6,096
The decrease in net deferred tax assets from 2013 to 2014 of CHF 65 million was primarily due to the impact of taxable income in 2014, decreasing deferred tax assets by CHF 588 million and the recognition of a valuation allowance against deferred tax assets, mainly in the UK, of CHF 662 million. In addition, the decrease reflected a write-down of deferred tax assets of CHF 151 million as a result of changes to the corporation tax law in New York. These decreases were partially offset by an increase in net deferred tax asset balances of total CHF 799 million following a re-measurement of deferred tax balances in Switzerland and the release of valuation allowances in Spain, the tax impacts directly recorded in equity, mainly related to the net impact of share-based compensation, pension plan re-measurement and other tax recorded directly in equity of CHF 90 million and foreign exchange translation gains of CHF 447 million, which are included within the currency translation adjustments recorded in accumulated other comprehensive income/(loss) (AOCI).
Due to uncertainty concerning its ability to generate the necessary amount and mix of taxable income in future periods, the Bank recorded a valuation allowance against deferred tax assets in the amount of CHF 4.1 billion as of December 31, 2014 compared to CHF 2.7 billion as of December 31, 2013.
Amounts and expiration dates of net operating loss carry-forwards
end of 2014	Total
Net operating loss carry-forwards (CHF million)
Due to expire within 1 year	48
Due to expire within 2 to 5 years	12,881
Due to expire within 6 to 10 years	2,428
Due to expire within 11 to 20 years	3,756
Amount due to expire	19,113
Amount not due to expire	15,475
Total net operating loss carry-forwards	34,588
Movements in the valuation allowance
in	2014	2013	2012
Movements in the valuation allowance (CHF million)
Balance at beginning of period	2,704	2,550	2,689
Net changes	1,403	154	(139)
Balance at end of period	4,107	2,704	2,550
Tax benefits associated with share-based compensation
in	2014	2013	2012
Tax benefits associated with share-based compensation (CHF million)
Tax benefits recorded in the consolidated statements of operations [1]	506	481	596
Windfall tax benefits/(shortfall tax charges) recorded in additional paid-in capital	(69)	(24)	30
Tax benefits in respect of tax on dividend equivalent payments	1	22	12
1 Calculated at the statutory tax rate before valuation allowance considerations.
> Refer to “Note 27 – Employee deferred compensation” for further information on share-based compensation.
Windfall deductions and dividend equivalents aggregating CHF 1.1 billion and CHF 0.9 billion for 2014 and 2013, respectively, did not result in a reduction of income taxes payable because certain entities were in a net operating loss position. When the income tax benefit of these deductions is realized, an estimated CHF 229 million tax benefit will be recorded in additional paid-in capital.
Uncertain tax positions
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
in	2014	2013	2012
Movements in gross unrecognized tax benefits (CHF million)
Balance at beginning of period	416	416	370
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	2	4	33
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(47)	(8)	(58)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	37	43	38
Decreases in unrecognized tax benefits relating to settlements with tax authorities	(10)	0	(4)
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(24)	(5)	(43)
Other (including foreign currency translation)	8	(34)	80
Balance at end of period	382	416	416
of which, if recognized, would affect the effective tax rate	382	410	410
Interest and penalties
in	2014	2013	2012
Interest and penalties (CHF million)
Interest and penalties recognized in the consolidated statements of operations	21	6	(13)
Interest and penalties recognized in the consolidated balance sheets	85	64	64
Interest and penalties are reported as tax expense. The Bank is currently subject to ongoing tax audits, inquiries and litigation with the tax authorities in a number of jurisdictions, including Brazil, the Netherlands, the US, the UK and Switzerland. Although the timing of completion is uncertain, it is reasonably possible that some of these will be resolved within 12 months of the reporting date.
It is reasonably possible that there will be a decrease of between zero and CHF 57 million in unrecognized tax benefits within 12 months of the reporting date.
The Bank remains open to examination from federal, state, provincial or similar local jurisdictions from the following years onward in these major countries: Switzerland – 2010; Brazil – 2009; Japan – 2009; the UK – 2006; the US – 2006; and the Netherlands – 2005.
> Refer to “Note 27 – Tax” in V – Consolidated financial statements – Credit Suisse Group for further information.